Roulston Emerging Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited)
Common Stocks - 87.25%                                      Shares                 Value

Arrangement of Transportation of Freight & Cargo - 0.88%
C.H. Robinson Worldwide, Inc.                                    4,000              $ 108,240
                                                                               ---------------
Biological Products (No Diagnostic Substances) - 9.31%
Gilead Sciences, Inc. *                                         11,400                558,372
IDEC Pharmaceuticals Corp. *                                     7,000                344,400
Protein Design Labs, Inc. *                                      3,700                237,725
                                                                               ---------------
                                                                                    1,140,497
                                                                               ---------------
Communications Equipment - 2.97%
Check Point Software Technologies Ltd. *                         5,800                363,834
                                                                               ---------------
Computer Communications Equipment - 4.13%
Avici Systems, Inc. *                                           15,000                151,500
Juniper Networks, Inc. *                                         6,000                354,180
                                                                               ---------------
                                                                                      505,680
                                                                               ---------------
Computer Peripheral Equipment - 3.29%
RSA Security, Inc. *                                            12,600                403,200
                                                                               ---------------
Electromedical & Electrotherapeutic Apparatus - 1.55%
ArthroCare Corp. *                                              10,000                187,800
Aspect Medical Systems, Inc. *                                     250                  2,502
                                                                               ---------------
                                                                                      190,302
                                                                               ---------------
Insurance Agents, Brokers & Services - 0.90%
Brown & Brown, Inc.                                              2,600                110,240
                                                                               ---------------
Optical Instruments & Lenses - 0.02%
Nova Measuring Instruments Ltd. *                                  300                  2,058
                                                                               ---------------
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.11%
Align Technology, Inc. *                                         1,500                 13,125
                                                                               ---------------
Pharmaceuticals - 7.49%
Alkermes, Inc. *                                                 8,500                260,440
AtheroGenics, Inc. *                                             1,000                  6,040
Chiron Corp. *                                                   5,000                240,050
COR Therapeutics, Inc. *                                         2,500                 77,500
Guilford Pharmaceuticals, Inc. *                                 4,000                 80,040
Millenium Pharmaceuticals, Inc. *                                5,000                186,000
Sepracor, Inc. *                                                 2,400                 63,264
Versicor, Inc. *                                                   500                  4,800
                                                                               ---------------
                                                                                      918,134
                                                                               ---------------
Printed Circuit Boards - 0.24%
Sanmina Corp. *                                                  1,000                 29,150
                                                                               ---------------
Radio Telephone Communications - 0.72%
McLeodUSA, Inc. - Class A *                                     10,000                 88,500
                                                                               ---------------
Roulston Emerging Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 87.25% - continued                          Shares                 Value

Retail - Eating Places - 4.08%
Cheesecake Factory, Inc. *                                       5,000              $ 190,300
Outback Steakhouse, Inc. *                                       4,000                115,960
P.F. Chang's China Bistro, Inc. *                                5,000                194,100
                                                                               ---------------
                                                                                      500,360
                                                                               ---------------
Semiconductors & Related Devices - 13.98%
Applied Micro Circuits Corp. *                                   3,000                 78,060
Avanex Corp. *                                                  10,200                146,982
Broadcom Corp. - Class A*                                        2,000                 83,120
C-Cube Microsystems, Inc. *                                     14,000                223,300
Elantec Semiconductor, Inc. *                                    1,600                 53,152
Microchip Technology, Inc. *                                     8,700                251,691
Pixelworks, Inc. *                                              25,000                567,500
PMC-Sierra, Inc. *                                               1,000                 41,600
Power Integrations, Inc. *                                       2,000                 37,320
TranSwitch Corp. *                                                 400                  6,940
TriQuint Semiconductor, Inc. *                                   3,000                 87,090
Vitesse Semiconductor Corp. *                                    4,000                135,600
                                                                               ---------------
                                                                                    1,712,355
                                                                               ---------------
Services - Unemployment Agencies - 2.76%
TMP Worldwide, Inc. *                                            7,000                337,680
                                                                               ---------------
Services - Business Services - 4.90%
ARTISTdirect, Inc. *                                               346                    173
eBay, Inc. *                                                    10,000                504,800
Redback Networks, Inc. *                                         5,000                 95,200
                                                                               ---------------
                                                                                      600,173
                                                                               ---------------
Services - Commercial Physical & Biological Research - 0.04%
Genaissance Pharmaceuticals, Inc. *                                400                  4,504
                                                                               ---------------
Services - Computer Integrated Systems Design - 0.22%
Commerce One, Inc. *                                             3,000                 27,660
                                                                               ---------------
Services - Computer Processing & Data Preparation - 0.95%
CSG Systems International, Inc. *                                2,000                116,420
                                                                               ---------------
Services - Computer Programming, Data Processing, Etc. - 0.63%
Red Hat, Inc. *                                                 15,000                 77,250
                                                                               ---------------
Services - Educational Services - 3.58%
Apollo Group, Inc. - Class A *                                   7,500                233,250
Corinthian Colleges, Inc. *                                      5,000                205,000
                                                                               ---------------
                                                                                      438,250
                                                                               ---------------
Services - Hospitals - 1.53%
RehabCare Group, Inc. *                                          5,000                187,750
                                                                               ---------------
Roulston Emerging Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 87.25% - continued                          Shares                 Value

Services - Prepackaged Software - 15.40%
Adobe Systems, Inc.                                              9,000              $ 404,280
Apropos Technology, Inc. *                                      10,300                 26,986
Ariba, Inc. *                                                   11,000                 85,030
Brocade Communications Systems, Inc. *                          10,500                398,895
i2 Technologies, Inc. *                                          1,000                 17,410
Internet Security Systems, Inc. *                                4,800                239,472
Macromedia, Inc. *                                               5,000                113,300
Micromuse, Inc. *                                                  650                 32,175
NetIQ Corp. *                                                    4,900                143,864
Openwave Systems, Inc. *                                         6,900                238,809
Saba Software, Inc. *                                           14,400                115,200
SpeechWorks International, Inc. *                                5,500                 70,950
                                                                               ---------------
                                                                                    1,886,371
                                                                               ---------------
Services - Specialty Outpatient Facilities - 2.58%
Caremark Rx, Inc. *                                              7,000                110,950
Express Scripts, Inc. - Class A *                                1,300                110,370
Orthodontic Centers of America, Inc. *                           3,500                 95,375
                                                                               ---------------
                                                                                      316,695
                                                                               ---------------
Special Industry Machinery - 1.69%
Varian Medical Systems, Inc. *                                   3,000                206,700
                                                                               ---------------
Telephone/Telegraph Apparatus & Optical Networks - 3.30%
CIENA Corp. *                                                    2,000                110,120
Corvis Corp. *                                                   1,950                 13,358
ONI Systems Corp. *                                              3,100                111,383
Research In Motion Ltd. *                                        5,000                169,600
                                                                               ---------------
                                                                                      404,461
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $14,577,091)                                             10,689,589
                                                                               ---------------
Government Securities - 10.95%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01        1,341,000              1,341,000
                                                                               ---------------
(Cost $1,341,000)

TOTAL INVESTMENTS - 98.20%  (Cost $15,918,091**)                                   12,030,589
                                                                               ---------------
Cash and other assets less liabilities - 1.80%                                        220,962
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                        $12,251,551
                                                                               ===============
*Non-income producing
** Also represents cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)
Common Stocks - 93.52%                                         Shares               Value

AUSTRALIA - 4.11%
National Commercial Banks - 2.98%
National Australia Bank, Ltd. (a)                               7,265             $ 555,773
National Australia Bank, Ltd.                                   1,000                15,374
                                                                                  ---------------
                                                                                    571,147
                                                                                  ---------------
Newspapers: Publishing or Publishing & Printing - 0.50%
News Corp., Ltd. (a)                                            2,500                96,000
                                                                                  ---------------
Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.63%
BHP Ltd. (a)                                                    5,500               120,340
                                                                                  ---------------
CANADA - 0.56%
Telephone & Telegraph Apparatus - 0.56%
Nortel Networks Corp.                                           7,000               107,100
                                                                                  ---------------
DENMARK - 0.06%
National Commercial Banks - 0.06%
Danske Bank Aktieselskab (a)                                      750                12,072
                                                                                  ---------------
FINLAND - 2.73%
Paper Mills - 1.84%
UPM-Kymmene Corp. (a)                                          11,000               352,000
                                                                                  ---------------
Radio & TV Broadcasting & Communications Equipment - 0.89%
Nokia Corp. (a)                                                 5,000               170,950
                                                                                  ---------------
FRANCE - 13.66%
Beverages (Alcoholic) - 0.61%
LVMH Moet Hennessy Louis Vuitton S.A. (a)                       9,500               116,375
                                                                                  ---------------
Chemicals & Allied Products - 1.56%
Aventis S.A. (a)                                                3,875                297,988
                                                                                  ---------------
Food & Kindred Products - 0.67%
Groupe Danone (a)                                               4,920                127,920
                                                                                  ---------------
Heavy Construction Other Than Building Construction
- Contractors - 1.43%
Bouygues Offshore S.A. (a)                                     11,000                272,800
                                                                                  ---------------
Household Audio & Video Equipment - 1.29%
Thomson Multimedia S.A. (a)                                     6,000                246,600
                                                                                  ---------------
Life Insurance - 2.14%
AXA (a)                                                         7,000                409,500
                                                                                  ---------------
Perfumes, Cosmetics & Other Toilet Preparations - 2.28%
L'Oreal S.A. (a)                                               30,000                436,449
                                                                                  ---------------
Petroleum Refining - 2.23%
TOTAL Fina Elf S.A. (a)                                         5,699                426,855
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                              Shares               Value

FRANCE - continued
Telephone & Telegraph Apparatus - 0.51%
Alcatel (a)                                                     3,000               $ 97,380
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 0.94%
Vivendi Universal S.A. (a)                                      2,600                179,907
                                                                                  ---------------
GERMANY - 9.88%
Chemicals & Allied Products - 1.14%
Bayer AG (a)                                                    5,185                217,426
                                                                                  ---------------
Electric & Other Services Combined - 0.03%
RWE AG (a)                                                        140                  5,411
                                                                                  ---------------
Electric Services - 1.84%
E. ON AG (a)                                                    7,000                353,150
                                                                                  ---------------
Electronic & Other Electrical Equipment & Components - 1.15%
Siemens AG (a)                                                  2,000                220,751
                                                                                  ---------------
Insurance Agents, Brokers & Services - 0.76%
Allianz AG (a) *                                                5,000                144,800
                                                                                  ---------------
National Commercial Banks - 3.91%
Commerzbank AG (a)                                              6,000                169,153
Deutsche Bank AG (a)                                            7,120                579,147
                                                                                  ----------------
                                                                                     748,300
                                                                                  ---------------
Plastics, Foil & Coated Paper Bags - 0.00%
Celanese AG (a)                                                    27                    549
                                                                                  ---------------
Services - Prepackaged Software - 1.05%
SAP AG (a)                                                      5,000                201,500
                                                                                  ---------------
HONG KONG - 1.69%
Services - Business Services - 1.69%
Hutchinson Whampoa, Ltd. (a)                                    6,000                324,080
                                                                                  ---------------
IRELAND - 1.83%
Pharmaceutical Preparations - 1.83%
Elan Corp. Plc (a) *                                            7,000                 351,050
                                                                                  ---------------
ITALY - 4.84%
Petroleum Refining - 3.62%
ENI S.p.A. (a)                                                 10,060                 692,631
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 1.22%
Telecom Italia S.p.A. (a)                                       2,125                 234,281
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                              Shares               Value

JAPAN - 15.87%
Beverages - 0.03%
Kirin Brewery Company, Ltd. (a)                                    50                $ 4,850
                                                                                  ---------------
Computer & Office Equipment - 1.05%
NEC Corp. (a)                                                   2,200                201,718
                                                                                  ---------------
Electronic & Other Electrical Equipment & Components - 1.06%
Hitachi, Ltd (a)                                                1,205                118,813
Matsushita Electric Industrial Co., Ltd. (a)                    5,000                 83,200
                                                                                  ---------------
                                                                                     202,013
                                                                                  ---------------
Electronic Components - 0.62%
TDK Corp. (a)                                                  2,000                 118,700
                                                                                  ---------------
Fire, Marine & Casualty Insurance - 1.36%
Tokio Marine & Fire Insurance Co., Ltd. (a)                    5,000                 261,250
                                                                                  ---------------
Games, Toys & Children's Vehicles - 0.07%
Nintendo Co., Ltd. (a)                                           660                  13,223
                                                                                  ---------------
Household Audio & Video Equipment - 4.03%
Pioneer Corp. (a)                                             10,000                 311,500
Sony Corp. (a)                                                 6,000                 459,900
                                                                                  ---------------
                                                                                     771,400
                                                                                  ---------------
Motor Vehicles & Passenger Car Bodies - 2.86%
Honda Motor Co., Ltd. (a)                                      5,000                 411,550
Toyota Motor Corp. (a)                                         2,000                 135,420
                                                                                  ---------------
                                                                                     546,970
                                                                                  ---------------
National Commercial Banks - 0.38%
Mitsubishi Tokyo Financial Group, Inc. (a)                     7,000                  72,100
                                                                                  ---------------
Perfumes, Cosmetics & Other Toilet Preparations - 0.04%
FANCL Corp.                                                      130                   7,472
                                                                                  ---------------
Personal Credit Institutions - 0.18%
AIFUL Corp.                                                      375                   34,879
                                                                                  ---------------
Photographic Equipment & Supplies - 1.62%
Canon, Inc. (a)                                                7,775                  310,611
                                                                                  ---------------
Retail - Miscellaneous General Merchandise Stores - 0.87%
Ito-Yokado Co., Ltd. (a)                                       3,000                  167,400
                                                                                  ---------------
Services - Business Services - 1.18%
Mitsui & Co., Ltd. (a)                                         2,000                  226,000
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 0.52%
Nippon Telegraph & Telephone Corp. (a)                         3,000                   98,760
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                             Shares                  Value

NETHERLANDS - 10.22%
Chemicals & Allied Products - 0.92%
Akzo Nobel N.V. (a)                                             4,210               $ 175,978
                                                                                  ---------------
Electronic & Other Electrical Equipment & Components - 1.65%
Koninklijke Philips Electronics N.V. (a)                       10,296                 317,117
                                                                                  ---------------
Life Insurance - 3.31%
AEGON N.V. (a)                                                  8,000                 271,440
ING Groep N.V. (a)                                              5,250                 362,198
                                                                                  ---------------
                                                                                      633,638
                                                                                  ---------------
Miscellaneous Publishing - 1.15%
Elsevier N.V. (a)                                               8,000                 220,000
                                                                                  ---------------
Periodicals: Publishing or Publishing & Printing - 0.43%
Wolters Kluwer N.V. (a)                                         3,000                  82,928
                                                                                  ---------------
Petroleum Refining - 1.24%
Royal Dutch Petroleom Co. (b)                                   4,000                  238,120
                                                                                  ---------------
Retail - Grocery Stores - 0.82%
Royal Ahold N.V. (a)                                            5,000                  158,150
                                                                                  ---------------
Special Industry Machinery - 0.70%
ASM Lithography Holding N.V. (b) *                              5,000                  135,350
                                                                                  ---------------
NEW ZEALAND - 0.56%
Telephone Communications (No Radio Telephone) - 0.56%
Telecom Corporation of New Zealand Ltd. (a)                     5,000                  108,000
                                                                                  ---------------
NORWAY - 0.52%
Crude Petroleum & Natural Gas - 0.52%
Norsk Hydro ASA (a)                                             2,330                   99,747
                                                                                  ---------------
SINGAPORE - 0.18%
National Commercial Banks - 0.18%
DBS Group Holdings Ltd. (a)                                     1,000                   34,916
                                                                                  ---------------
SPAIN - 4.87%
Electric Services - 0.56%
Endesa S.A. (a)                                                 6,355                   107,717
                                                                                  ---------------
National Commercial Banks - 1.62%
Banco Bilbao Vizcaya Argentaria, S.A. (a)                      22,000                   310,420
                                                                                  ---------------
Petroleum Refining - 0.23%
Repsol YPF, S.A. (a)                                            2,420                    44,189
                                                                                  ---------------
Telephone Communications (No Radio Telephone) - 2.46%
Telefonica, S.A. (a) *                                          9,385                   471,690
                                                                                  ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                                Shares               Value

SWEDEN - 0.61%
Motor Vehicles & Passenger Car Bodies - 0.44%
Volvo AB (a)                                                    5,000                 $ 83,800
                                                                                  ---------------
Radio & TV Broadcasting & Communications Equipment - 0.17%
Telefonaktiebolaget LM Ericsson  (a)                            5,000                   32,150
                                                                                  ---------------
SWITZERLAND - 5.51%
Food & Kindred Products - 0.06%
Nestle S.A. (a)                                                   115                   11,905
                                                                                 ---------------
National Commercial Banks - 2.38%
UBS AG (a)                                                      3,000                  455,400
                                                                                 --------------
Pesticides & Agricultural Chemicals - 0.10%
Syngenta AG (a) *                                               1,841                   18,631
                                                                                 ---------------
Pharmaceutical Preparations - 2.97%
Novartis AG (a)                                                 9,000                  352,350
Roche Holding Ltd. (a)                                          3,000                  215,468
                                                                                 ---------------
                                                                                       567,818
                                                                                 ---------------
UNITED KINGDOM - 15.82%
Air Transportation, Scheduled - 1.06%
British Airways Plc (a)                                         4,000                  202,600
                                                                                 ---------------
Beverages (Alcoholic) - 0.55%
Diageo Plc (a)                                                  2,500                  104,750
                                                                                 ---------------
Bottled & Canned Soft Drinks & Carbonated Waters - 0.72%
Cadbury Schweppes Plc (a)                                       5,500                  137,225
                                                                                 ---------------
Chemicals & Allied Products - 0.25%
Imperial Chemical Industries Plc (a)                            2,000                   47,960
                                                                                 ---------------
Food & Kindred Products - 0.79%
Unilever Plc (a)                                                5,000                  151,850
                                                                                 ---------------
Information Retrieval Services - 2.35%
Reuters Group Plc (a)                                           5,000                  450,450
                                                                                 ---------------
National Commercial Banks - 3.72%
Barclays Plc (a)                                                3,500                  451,850
HSBC Holdings Plc (a)                                           3,970                  259,400
                                                                                 ---------------
                                                                                       711,250
                                                                                 ---------------
Petroleum Refining - 2.83%
BP Plc (a)                                                     10,000                  540,800
                                                                                 ---------------
Roulston International Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 93.52% - continued                             Shares               Value

UNITED KINGDOM - continued
Pharmaceutical Preparations - 2.76%
AstraZeneca Plc (a)                                             6,258               $ 297,380
GlaxoSmithKline Plc (a)                                         4,312                 230,994
                                                                                 ---------------
                                                                                      528,374
                                                                                 ---------------
Radio Telephone Communications - 0.79%
Vodafone Group Plc (a)                                          5,000                 151,400
                                                                                 ---------------
TOTAL COMMON STOCKS (Cost $19,468,573)                                             17,906,981
                                                                                 ---------------
Government Securities - 3.20%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01         612,000                 612,000
                                                                                 ---------------
(Cost $612,000)

TOTAL INVESTMENTS - 96.72%  (Cost $20,080,573**)                                   18,518,981
                                                                                 ---------------
Cash and other assets less liabilities - 3.28%                                        627,930
                                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                                         19,146,911
                                                                                 ===============
* Non-income producing
** Also represents cost for Federal income tax purposes.
(a) American Depository Receipt/American Depository Shares
(b) New York Registry Shares

See accompanying notes which are an integral part of the financial statements.

Roulston Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited)
Common Stocks - 94.88%                                       Shares               Value

Aircraft Engines & Engine Parts - 1.52%
United Technologies Corp.                                         5,000           $ 390,400
                                                                              --------------
Beverages - 3.27%
Pepsi Bottling Group, Inc.                                       10,000             400,200
PepsiCo, Inc.                                                    10,000             438,100
                                                                              --------------
                                                                                    838,300
                                                                              --------------
Communications Equipment - 0.05%
McDATA Corp. - Class A *                                            596              13,607
                                                                              --------------
Computer & Office Equipment - 3.92%
International Business Machines Corp.                             5,000             575,700
Lexmark International, Inc. *                                     7,000             430,010
                                                                              --------------
                                                                                  1,005,710
                                                                              --------------
Computer Communications Equipment - 1.72%
Cisco Systems, Inc. *                                            19,000             322,620
Juniper Networks, Inc. *                                          2,000             118,060
                                                                              --------------
                                                                                    440,680
                                                                              --------------
Computer Storage Devices - 4.05%
EMC Corp. *                                                      26,200           1,037,520
                                                                              --------------
Crude Petroleum & Natural Gas - 3.68%
Apache Corp.                                                      5,700             364,572
Dynegy, Inc. - Class A                                           10,000             578,500
                                                                              --------------
                                                                                    943,072
                                                                              --------------
Electric Services - 2.89%
Calpine Corp. *                                                      13,000         740,870
                                                                              --------------
Electromedical & Electrotherapeutic Apparatus - 0.87%
Medtronic, Inc.                                                   5,000             223,000
                                                                              --------------
Electronic & Other Electrical Equipment
  (No Computer Equipment) - 5.65%
General Electric Co.                                             30,000           1,448,100
                                                                              --------------
Electronic Computers - 0.80%
Sun Microsystems, Inc. *                                         12,000             205,440
                                                                              --------------
Federal & Federally-Sponsored Credit Agencies - 1.88%
Fannie Mae                                                        6,000             481,560
                                                                              --------------
Finance Services - 1.66%
American Express Co.                                             10,000             424,400
                                                                              --------------
Roulston Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 94.88% - continued                           Shares               Value

General Industrial Machinery & Equipment - 5.20%
Tyco International Ltd.                                          25,000         $ 1,334,250
                                                                              --------------
Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.37%
Cintas Corp.                                                      8,000             350,480
                                                                              --------------
National Commercial Banks & Credit Cards - 5.23%
Citigroup, Inc.                                                  13,533             665,147
MBNA Corp.                                                       10,000             356,500
Providian Financial Corp.                                         6,000             319,800
                                                                              --------------
                                                                                  1,341,447
                                                                              --------------
Pharmaceuticals - 12.58%
ALZA Corp. *                                                     15,000             685,800
Elan Corp. Plc * (a)                                              7,000             351,050
Johnson & Johnson                                                 6,500             627,120
Pfizer, Inc.                                                     30,000           1,299,000
Pharmacia Corp.                                                   5,000             261,300
                                                                              --------------
                                                                                  3,224,270
                                                                              --------------
Retail - Drug Stores & Proprietary Stores - 2.30%
CVS Corp.                                                        10,000             589,500
                                                                              --------------
Retail - Eating Places - 1.24%
Outback Steakhouse, Inc. *                                       11,000             318,890
                                                                              --------------
Retail - Family Clothing Stores - 1.22%
TJX Companies, Inc.                                              10,000             313,300
                                                                              --------------
Retail - Home Furniture, Furnishings & Equipment - 1.10%
Bed, Bath & Beyond, Inc. *                                       10,000             283,200
                                                                              --------------
Retail - Lumber & Other Building Materials Dealers - 5.61%
Home Depot, Inc.                                                 10,500             494,550
Lowe's Companies, Inc.                                           15,000             945,000
                                                                              --------------
                                                                                  1,439,550
                                                                              --------------
Retail - Radio, TV & Consumer Electronics Stores - 0.78%
RadioShack Corp.                                                  6,500             199,095
                                                                              --------------
Retail - Women's Clothing Stores - 0.98%
Talbots, Inc.                                                     6,000             251,100
                                                                              --------------
Semiconductors & Related Devices - 2.34%
Atmel Corp. *                                                    20,000             277,800
QLogic Corp. *                                                    2,000              85,780
Xilinx, Inc. *                                                    5,000             237,350
                                                                              --------------
                                                                                    600,930
                                                                              --------------
Services - Advertising Agencies - 1.20%
Omnicom Group, Inc.                                               3,500             307,475
                                                                              --------------
Services - Computer Programming, Data Processing, Etc. - 0.98%
AOL Time Warner, Inc. *                                           5,000             252,500
                                                                              --------------
Roulston Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 94.88% - continued                           Shares               Value

Services - Engineering, Accounting, Research, Management - 2.05%
Paychex, Inc.                                                    15,250           $ 527,040
                                                                              --------------
Services - Prepackaged Software - 2.64%
Adobe Systems, Inc.                                              11,000             494,120
Siebel Systems, Inc. *                                            4,000             182,320
                                                                              --------------
                                                                                    676,440
                                                                              --------------
Services - Specialty Outpatient Facilities - 1.66%
Express Scripts, Inc. - Class A *                                 5,000             424,500
                                                                              --------------
Surgical & Medical Instruments & Apparatus - 5.79%
Baxter International, Inc.                                        6,000             546,900
Stryker Corp.                                                    15,800             936,782
                                                                              --------------
                                                                                  1,483,682
                                                                              --------------
Telephone/Telegraph Apparatus & Optical Networks - 2.85%
ADC Telecommunications, Inc. *                                   19,000             142,690
CIENA Corp. *                                                     4,000             220,240
Corning, Inc.                                                    16,700             366,899
                                                                              --------------
                                                                                    729,829
                                                                              --------------
Wholesale - Drugs Proprietaries & Druggists' Sundries - 3.94%
Cardinal Health, Inc.                                            15,000           1,011,000
                                                                              --------------
Women's, Misses' & Juniors Outerwear - 1.86%
Jones Apparel Group, Inc. *                                      12,000             476,880
                                                                              --------------

TOTAL COMMON STOCKS (Cost $23,079,031)                                         $ 24,328,017
                                                                              --------------
Government Securities - 4.68%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01         1,199,000           1,199,000
                                                                              --------------
(Cost $1,199,000)

TOTAL INVESTMENTS - 99.56%  (Cost $24,278,031**)                                 25,527,017
                                                                              --------------
Cash and other assets less liabilities - 0.44%                                      113,152
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                     $ 25,640,169
                                                                              ==============
* Non-income producing
** Also represents cost for Federal income tax purposes.
(a) American Depositary Receipt / American Depositary Share

See accompanying notes which are an integral part of the financial statements.

Roulston Growth and Income Fund
Schedule of Investments - April  30, 2001 (Unaudited)
Common Stocks - 96.05%                                          Shares            Value

Abrasive, Asbestos & Miscellaneous Non-Metallic
  Mineral Products - 1.69%
Minnesota Mining & Manufacturing Co.                               2,100          $ 249,921
                                                                              --------------
Air Transportation, Scheduled - 1.11%
Southwest Airlines Co.                                             9,000            163,890
                                                                              --------------
Aircraft - 2.47%
Boeing Co.                                                         3,000            185,400
Northrop Grumman Corp.                                             2,000            180,500
                                                                              --------------
                                                                                    365,900
                                                                              --------------
Beverages - 1.77%
PepsiCo, Inc.                                                      6,000            262,860
                                                                              --------------
Computer & Office Equipment - 1.84%
Hewlett-Packard Co.                                                3,500             99,505
International Business Machines Corp.                              1,500            172,710
                                                                              --------------
                                                                                    272,215
                                                                              --------------
Crude Petroleum & Natural Gas - 2.19%
Apache Corp.                                                        2,500           159,900
Burlington Resources, Inc.                                          3,500           165,235
                                                                              --------------
                                                                                    325,135
                                                                              --------------
Dolls & Stuffed Toys - 1.52%
Mattel, Inc.                                                      14,000            226,100
                                                                              --------------
Drilling Oil & Gas Wells - 1.10%
Transocean Sedco Forex, Inc.                                       3,000            162,840
                                                                              --------------
Electric & Other Services Combined - 3.50%
Alliant Energy Corp.                                              10,000            312,000
Exelon Corp.                                                       3,000            207,150
                                                                              --------------
                                                                                    519,150
                                                                              --------------
Electric Services - 5.46%
Dominion Resources, Inc.                                           4,000            273,960
Duke Energy Corp.                                                  7,000            327,320
TECO Energy, Inc.                                                  6,500            207,935
                                                                              --------------
                                                                                    809,215
                                                                              --------------
Federal & Federally-Sponsored Credit Agencies - 1.89%
Fannie Mae                                                         3,500            280,910
                                                                              --------------
Finance Services - 1.72%
American Express Co.                                               6,000            254,640
                                                                              --------------
Fire, Marine & Casualty Insurance - 5.79%
American International Group, Inc.                                 6,000            490,800
Chubb Corp.                                                        5,500            367,125
                                                                              --------------
                                                                                    857,925
                                                                              --------------
Roulston Growth and Income Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 96.05% - continued                               Shares           Value

General Industrial Machinery & Equipment - 1.07%
Illinois Tool Works, Inc.                                           2,500         $ 158,450
                                                                              --------------
Hotels & Motels - 1.24%
Marriott International, Inc. - Class A                              2,500           183,520
                                                                              --------------
Industrial Inorganic Chemicals - 0.81%
OM Group, Inc.                                                     2,200            120,340
                                                                              --------------
Insurance Agents, Brokers & Services - 2.28%
Marsh & McLennan Companies, Inc.                                   3,500            337,540
                                                                              --------------
Life Insurance - 1.97%
AXA (a)                                                            5,000            292,500
                                                                              --------------
Miscellaneous Chemical Products - 0.72%
Great Lakes Chemical Corp.                                         3,400            106,862
                                                                              --------------
Motor Vehicle Parts & Accessories - 1.48%
Honeywell International, Inc.                                      4,500            219,960
                                                                              --------------
Motor Vehicles & Passenger Car Bodies - 1.49%
Ford Motor Co.                                                     7,500            221,100
                                                                              --------------
National Commercial Banks - 11.89%
Citigroup, Inc.                                                   10,666            524,234
J.P. Morgan Chase & Co.                                           11,000            527,780
Mellon Financial Corp.                                             8,500            347,905
Wells Fargo & Co.                                                  7,700            361,669
                                                                              --------------
                                                                                  1,761,588
                                                                              --------------
Natural Gas Transmission - 1.66%
El Paso Corp.                                                      3,575            245,960
                                                                              --------------
Paper Mills - 0.83%
Boise Cascade Corp.                                                 3,500           122,430
                                                                              --------------
Paperboard Mills - 0.72%
Mead Corp.                                                         3,800            107,160
                                                                              --------------
Perfumes, Cosmetics & Other Toilet Preparations - 0.86%
Avon Products, Inc.                                                3,000            126,960
                                                                              --------------
Petroleum Refining - 3.09%
BP Plc (a)                                                         4,000            216,320
Chevron Corp.                                                      2,500            241,400
                                                                              --------------
                                                                                    457,720
                                                                              --------------
Pharmaceuticals - 7.58%
American Home Products Corp.                                       6,500            375,375
Johnson & Johnson                                                  4,500            434,160
Pharmacia Corp.                                                    6,000            313,560
                                                                              --------------
                                                                                  1,123,095
                                                                              --------------
Roulston Growth and Income Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Common Stocks - 96.05% - continued                               Shares           Value

Primary Production of Aluminum - 0.84%
Alcoa, Inc.                                                        3,000          $ 124,200
                                                                              --------------
Real Estate Investment Trusts - 1.04%
Kimco Realty Corp.                                                 3,500            154,000
                                                                              --------------
Retail - Drug Stores & Proprietary Stores - 2.39%
CVS Corp.                                                          6,000            353,700
                                                                              --------------
Retail - Lumber & Other Building Materials Dealers - 2.12%
Lowe's Companies, Inc.                                             5,000            315,000
                                                                              --------------
Retail - Variety Stores - 3.11%
Target Corp.                                                      12,000            461,400
                                                                              --------------
Retail - Women's Clothing Stores - 2.07%
The Limited, Inc.                                                  7,000            118,440
Talbots, Inc.                                                      4,500            188,325
                                                                              --------------
                                                                                    306,765
                                                                              --------------
Search, Detection, Navigation, Guidance, Aeronautical
  Systems & Equipment - 0.80%
Raytheon Co. - Class B                                             4,000            118,120
                                                                              --------------
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.82%
Procter & Gamble Co.                                               4,500            270,225
                                                                              --------------
State Commercial Banks - 2.71%
Bank of New York Co., Inc.                                         8,000            401,600
                                                                              --------------
Surgical & Medical Instruments & Apparatus - 1.84%
Baxter International, Inc.                                         3,000            273,450
                                                                              --------------
Telephone Communications (No Radio Telephone) - 3.56%
BellSouth Corp.                                                    6,000            251,760
Verizon Communications, Inc.                                       5,000            275,350
                                                                              --------------
                                                                                    527,110
                                                                              --------------
Trucking & Courier Services (No Air) - 0.78%
United Parcel Service, Inc. - Class B                              2,000            114,900
                                                                              --------------
Water Transportation - 1.90%
Tidewater, Inc.                                                    6,000            281,220
                                                                              --------------
Women's, Misses' & Juniors Outerwear - 1.33%
Liz Claiborne, Inc.                                                4,000            196,640
                                                                              --------------

TOTAL COMMON STOCKS (Cost $12,454,111)                                         $ 14,234,216
                                                                              --------------
Roulston Growth and Income Fund
Schedule of Investments - April 30, 2001 (Unaudited) - continued

Government Securities - 3.87%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01            574,000            574,000
                                                                              --------------
(Cost $574,000)

TOTAL INVESTMENTS - 99.92%  (Cost $13,028,111**)                                 14,808,216
                                                                              --------------
Cash and other assets less liabilities - 0.08%                                       11,629
                                                                              --------------
TOTAL NET ASSETS - 100.00%                                                     $ 14,819,845
                                                                              ==============
** Also represents cost for Federal income tax purposes.
(a) American Depositary Receipt / American Depositary Share

See accompanying notes which are an integral part of the financial statements.

ROULSTON GOVERNMENT SECURITIES FUND
Schedule of Investments - April 30, 2001 (Unaudited)
FIXED INCOME SECURITIES - 97.24%
                                                            Principal
Corporate Bonds - 27.88%                                      Amount             Value

Business Credit Institutions - 1.52%
Private Export Funding Corp., 5.75%, 01/15/08                 1,000,000          $ 1,001,579
                                                                            -----------------
Computer & Office Equipment - 0.39%
Hewlett Packard Co., 7.15%, 06/15/05                            250,000              259,411
                                                                            -----------------
Electronic Computers - 1.56%
Sun Microsystems, Inc., 7.35%, 08/15/04                       1,000,000            1,027,346
                                                                            -----------------
Finance Services - 2.37%
HSBC Finance Nederland B.V., 7.40%, 04/15/03                  1,000,000            1,034,670
Morgan Stanley Dean Witter & Co.,7.75%, 06/15/05                500,000              529,779
                                                                            -----------------
                                                                                   1,564,449
                                                                            -----------------
Household Furniture - 1.59%
Leggett & Platt, Inc. 7.65%, 02/15/05                         1,000,000            1,046,976
                                                                            -----------------

Industrial Instruments for Measurement, Display & Control - 0.41%
Emerson, 7.875%, 06/01/05                                       250,000              269,359
                                                                            -----------------
Motor Vehicles & Passenger Car Bodies - 3.12%
DaimlerChrysler AG, 7.125%, 04/10/03                          1,000,000            1,025,811
DaimlerChrysler AG, 7.25%, 01/18/06                           1,000,000            1,028,112
                                                                            -----------------
                                                                                   2,053,923
                                                                            -----------------
National Commercial Banks - 1.94%
Citigroup, Inc., 5.80%, 03/15/04                              1,000,000            1,014,842
Wells Fargo & Co., 7.20%, 05/01/03                              250,000              259,767
                                                                            -----------------
                                                                                   1,274,609
                                                                            -----------------
Personal Credit Institutions - 6.30%
Ford Motor Credit Co., 7.50%, 06/15/03                        1,000,000            1,039,814
General Electric Capital Corp., 7.50%, 05/15/05               1,000,000            1,068,418
General Electric Capital Corp., 6.50%, 11/01/06               1,000,000            1,033,016
General Motors Acceptance Corp., 6.75%, 01/15/06              1,000,000            1,011,682
                                                                            -----------------
                                                                                   4,152,930
                                                                            -----------------
Radio Telephone Communications - 3.17%
Deutsche Telekom AG, 7.75%, 06/15/05                          1,000,000            1,035,544
Vodafone Group Plc, 7.625%, 02/15/05                          1,000,000            1,052,858
                                                                            -----------------
                                                                                   2,088,402
                                                                            -----------------
Security Brokers, Dealers & Flotation Companies - 0.80%
Goldman Sachs Group, Inc., 7.625%, 08/17/05                     500,000              527,639
                                                                            -----------------
Services - Computer Integrated Systems Design - 1.57%
Computer Sciences Corp., 7.50% 08/08/05                       1,000,000            1,033,538
                                                                            -----------------
Soap, Detergent, Cleaning Preparations, Perfumes,
 Cosmetics - 1.58%
Procter & Gamble Co., 6.60%, 12/15/04                         1,000,000            1,042,856
                                                                            -----------------
ROULSTON GOVERNMENT SECURITIES FUND
Schedule of Investments - April 30, 2001 (Unaudited) - continued

                                                            Principal
Corporate Bonds - 27.88% - continued                          Amount             Value

Telephone Communications (No Radio Telephone) - 1.56%
WorldCom, Inc., 7.875%, 05/15/03                              1,000,000          $ 1,026,844
                                                                            -----------------
TOTAL CORPORATE BONDS                                                             18,369,861
                                                                            -----------------
U.S. Government Agency Obligations - 15.46%

Federal Home Loan Mortgage Corp - 9.37%
7.00%, 02/15/03                                               1,000,000            1,040,824
7.375%, 05/15/03                                              1,000,000            1,051,723
6.375%, 11/15/03                                              2,000,000            2,071,396
5.125%, 10/15/08                                              2,100,000            2,008,285
                                                                            -----------------
                                                                                   6,172,228
                                                                            -----------------
Fannie Mae - 4.57%
6.00%, 12/15/05                                               2,000,000            2,049,956
5.25%, 01/15/09                                               1,000,000              962,700
                                                                            -----------------
                                                                                   3,012,656
                                                                            -----------------
Supra National Banks - 1.52%
Inter-American Development Bank, 5.375%, 01/18/06             1,000,000            1,000,676
                                                                            -----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                          10,185,560
                                                                            -----------------
U.S. Government Obligations - 53.90%

U.S. Treasury Bonds - 5.73%
5.375%, 02/15/31                                              4,000,000            3,773,752
                                                                            -----------------
U.S. Treasury Notes - 48.17%
6.50%, 05/15/05                                               3,000,000            3,182,430
6.75%, 05/15/05                                               7,000,000            7,485,884
6.50%, 08/15/05                                               4,000,000            4,251,068
6.875%, 05/15/06                                              3,000,000            3,255,183
6.50%, 10/15/06                                               3,500,000            3,741,720
6.625%, 05/15/07                                              4,500,000            4,852,832
5.75%, 08/15/10                                               2,000,000            2,050,920
5.00%, 02/15/11                                               3,000,000            2,925,003
                                                                            -----------------
                                                                                  31,745,040
                                                                            -----------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                                 35,518,792
                                                                            -----------------
TOTAL FIXED INCOME SECURITIES (Cost $61,743,104)                                  64,074,213
                                                                            -----------------
Short-Term Government Securities - 0.79%
Federal Home Loan Bank Discount Note, 4.41%, 05/01/01           524,000              524,000
                                                                            -----------------
(Cost $524,000)

TOTAL INVESTMENTS - 98.03%  (Cost $62,267,104**)                                  64,598,213
                                                                            -----------------
Cash and other assets less liabilities - 1.97%                                     1,295,769
                                                                            -----------------
TOTAL NET ASSETS - 100.00%                                                      $ 65,893,982
                                                                            =================
** Also represents cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
STATEMENT OF ASSETS AND LIABILITIES - April 30, 2001 (Unaudited)

                                     ROULSTON       ROULSTON      ROULSTON      ROULSTON     ROULSTON
                                  EMERGING        INTERNATIONAL   GROWTH       GROWTH AND   GOVERNMENT
                                   GROWTH FUND     EQUITY FUND     FUND        INCOME FUND  SECURITIES FUND
Assets:
Investments in securities at value
  (cost $15,918,091, 20,080,573,
        24,278,031, 13,028,111,
        62,267,104, respectively)$12,030,589      $18,518,981   $25,527,017   $14,808,216   $64,598,213
Cash                                  63,618           8,064         6,155       288,878             0
Receivable for capital stock sold    947,259         617,836       199,335        25,378       371,253
Receivable for securities sold             0               0         9,690       143,950        52,000
Receivable from Adviser                    0               0        21,933             0             0
Dividends and interest receivable          0          36,510         6,560        22,098     1,285,458
Other assets                           3,120          24,259         5,209         1,403        11,545
                                 ------------     -----------   -----------   -----------   -----------
     Total assets                 13,044,586      19,205,650    25,775,899    15,289,923    66,318,469
                                 ------------     -----------   -----------   -----------   -----------
Liabilities:
Payable for capital stock redeemed    73,529           2,500        89,232        92,150        80,098
Payable for securities purchased     665,917               0             0       336,940             0
Accrued expenses                      52,504          45,353        46,498        31,302             0
Payable to adviser                     1,085          10,886             0         9,686        14,320
Distributions payable                      0               0             0             0       330,069
                                 ------------     -----------   -----------   -----------   -----------
     Total liabilities               793,035          58,739       135,730       470,078       424,487
                                 ------------     -----------   -----------   -----------   -----------
Net Assets:
Applicable to 872,163, 1,762,992,
  2,467,838, 1,222,995 and
  6,591,062 shares outstanding,
  respectively                   $12,251,551      $19,146,911   $25,640,169   $14,819,845   $65,893,982
                                 ============     ===========   ===========   ===========   ===========
Net Assets Consist of:
Capital paid-in                   25,104,005      20,957,169    27,605,937    14,480,048    63,744,864
Undistributed net investment
  income (loss)                      (92,761)        (91,284)      (72,273)     (182,779)       (3,106)
Accumulated net realized gain
  (loss) on investments           (8,872,191)       (157,701)   (3,142,481)   (1,257,529)     (178,885)
Net unrealized appreciation
  (depreciation) on: Investments  (3,887,502)     (1,561,592)    1,248,986     1,780,105     2,331,109
  Translation of assets and
    liabilities in foreign currencies      0             319             0             0             0
                                 ------------     -----------   -----------   -----------   -----------
                                 $12,251,551      $19,146,911   $25,640,169   $14,819,845   $65,893,982
                                 ============     ===========   ===========   ===========   ===========
Net asset value, offering and
  redemption price per share         $ 14.05         $ 10.86       $ 10.39       $ 12.12       $ 10.00
                                 ============     ===========   ===========   ===========   ===========

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
STATEMENT OF OPERATIONS
                                For the Six Months Ended April 30, 2001 (Unaudited)

                                ROULSTON       ROULSTON      ROULSTON      ROULSTON    ROULSTON
                                EMERGING     INTERNATIONAL    GROWTH       GROWTH     GOVERNMENT
                                 GROWTH         EQUITY         FUND       AND INCOME  SECURITIES
                                  FUND           FUND                       FUND          FUND

Investment Income:
Dividends                          $ 6,741      $115,397  (a) $ 74,351    $117,622    $         0
Interest                            40,167        13,908        17,281      13,639      1,991,789
                              -------------    ----------   -----------   ---------    -----------
     Total investment income        46,908       129,305        91,632     131,261      1,991,789
                              -------------    ----------   -----------   ---------    -----------
Expenses:
Investment advisory fees
  (Note 3)                          55,689        68,775       103,122      52,655         76,469
Distribution expense (Note 3)       15,593        19,257        28,874      14,743         64,234
Administration expense              10,193         7,736        14,776       7,698         18,447
Transfer agent fees                 19,819        20,232        22,706      12,924         24,397
Legal fees                           7,084         5,287         5,931       4,480          7,439
Pricing fees                        10,549         8,927         8,954       9,237         10,712
Registration expenses                6,087        11,826         6,342       5,611          6,447
Custodian fees                       3,984        10,712         4,399       3,586          7,935
Printing fees                        1,655         4,215         2,071       1,911          4,463
Auditing fees                        4,157         2,519         4,457       3,904          6,199
Insurance fees                       1,106           679         2,028       2,111          1,984
Trustee fees                         4,468         1,488         1,980       1,279          2,976
Miscellaneous expenses               4,040         2,915         1,951           0          4,284
                              -------------    ----------   -----------   ---------    -----------
     Total expenses                144,424       164,568       207,591     120,139        235,986
Expenses reimbursed (Note 3)        (4,755)            0       (43,686)    (14,829)             0
                              -------------    ----------   -----------   ---------    -----------
     Net expenses                  139,669       164,568       163,905     105,310        235,986
                              -------------    ----------   -----------   ---------    -----------
Net Investment Income/(Loss)       (92,761)      (35,263)      (72,273)     25,951      1,755,803
                              -------------    ----------   -----------   ---------    -----------
Realized and Unrealized
  Gain/(Loss) on Investments:
Net realized gain/(loss) on:
  investments                   (8,812,882)     (155,250)   (2,486,499)    703,243        362,039
  options transactions                   0             0        64,098           0              0
Net change in unrealized
 appreciation/(depreciation) on:
  investments                   (5,174,534)     (729,142)   (5,618,163)   (754,778)     1,050,580
  foreign currency translation           0           319             0           0              0
                              -------------    ----------   -----------   ---------    -----------
Net realized and unrealized
  gain/(loss) on investments   (13,987,416)     (884,073)   (8,040,564)    (51,535)     1,412,619
                              -------------    ----------   -----------   ---------    -----------
Increase/(Decrease) in Net
  Assets from Operations      $(14,080,177)    $(919,336)   $(8,112,837)  $ (25,584)   $3,168,422
                              =============    ==========   ===========   =========    ===========

(a) Dividends are net of $65 of foreign taxes witheld.

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                           ROULSTON                  ROULSTON                 ROULSTON
                                        EMERGING GROWTH           INTERNATIONAL                GROWTH
                                             FUND                  EQUITY FUND                  FUND
                                 ---------------------------------------------------------------------------------
                                  Six Months                 Six Months                 Six Months
                                    Ended          Year        Ended          Year        Ended          Year
                                   4/30/01        Ended       4/30/01        Ended       4/30/01        Ended
                                 (Unaudited)     10/31/00   (Unaudited)     10/31/00   (Unaudited)     10/31/00
                                 ---------------------------------------------------------------------------------
Operations:
Net investment income/(loss)        $ (92,761)   $ (196,263)   $ (35,263)        $ 964    $ (72,273)   $ (245,926)
Net realized gain/(loss) on
  investments                      (8,812,882)      (62,373)    (155,250)      103,404   (2,422,401)    2,787,110
Net change in unrealized
  appreciation (depreciation) on:
  investments                      (5,174,534)      771,683     (729,142)     (931,776)  (5,618,163)    3,830,393
  foreign currency translation              0             0          319             0            0             0
                                 ------------- -------------------------- -------------------------- -------------
Increase/(Decrease) in net assets (14,080,177)      513,047     (919,336)     (827,408)  (8,112,837)    6,371,577
                                 ------------- -------------------------- -------------------------- -------------
Dividends and Distributions
  to Shareholders:
From net investment income                  0             0            0       (55,252)           0             0
From net realized gains                     0      (197,857)    (103,318)      (21,990)  (2,541,093)   (1,292,477)
                                 ------------- -------------------------- -------------------------- -------------
Total distributions                         0      (197,857)    (103,318)      (77,242)  (2,541,093)   (1,292,477)
                                 ------------- -------------------------- -------------------------- -------------
Capital Share Transactions:
Proceeds from shares sold          31,936,073    29,313,198   11,305,865    27,936,155    8,971,412    32,548,193
Reinvestment of dividends                   0       197,568      102,598        76,689    2,492,993     1,281,949
Amount paid for repurchase
  of shares                       (29,875,509)   (8,838,296) (12,101,742)   (8,918,034)  (8,595,804)  (41,895,291)
                                 ------------- -------------------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions              2,060,564    20,672,470     (693,279)   19,094,810    2,868,601    (8,065,149)
                                 ------------- -------------------------- -------------------------- -------------
Total increase (decrease) in
  net assets                      (12,019,613)   20,987,660   (1,715,933)   18,190,160   (7,785,329)   (2,986,049)

Net Assets:
Beginning of period                24,271,164     3,283,504   20,862,844     2,672,684   33,425,498    36,411,547
                                 ------------- -------------------------- -------------------------- -------------
End of period                    $ 12,251,551   $24,271,164 $ 19,146,911  $ 20,862,844 $ 25,640,169  $ 33,425,498
                                 ============= ========================== ========================== =============
Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                  $ (92,761)   $       0     $ (91,281)    $ (56,018)   $ (72,273)   $       0
                                 ------------- -------------------------- -------------------------- -------------
Capital Share Transactions:
Shares sold                         2,274,392       866,096    1,027,461     2,302,456      783,560     2,284,007
Shares issued on reinvestment
  of dividends                              0         7,288        9,104         6,224      194,613       100,624
Shares repurchased                 (2,175,568)     (269,693)  (1,092,141)     (742,320)    (747,341)   (3,003,110)
                                 ------------- -------------------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions                 98,824       603,691      (55,576)    1,566,360      230,832      (618,479)
                                 ============= ========================== ========================== =============

ROULSTON FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                        ROULSTON                     ROULSTON
                                    GROWTH AND INCOME              GOVERNMENT
                                         FUND                    SECURITIES FUND
                                 ------------------------------------------------------
                                  Six Months                 Six Months
                                    Ended          Year        Ended         Year
                                   4/30/01        Ended       4/30/01        Ended
                                 (Unaudited)     10/31/00   (Unaudited)     10/31/00
                                 ------------------------------------------------------
Operations:
Net investment income (loss)         $ 25,951      $ 79,245  $ 1,755,803   $ 2,249,020
Net realized gain/(loss) on
  investments                         703,243    (1,248,294)     362,039      (403,500)
Net change in unrealized
  appreciation (depreciation) on:
  investments                        (754,778)      673,226    1,050,580     1,284,447
                                 ------------- -------------------------- -------------
Increase/Decrease in net assets       (25,584)     (495,823)   3,168,422     3,129,967
                                 ------------- -------------------------- -------------
Dividends and Distributions
  to Shareholders:
From net investment income           (218,449)      (40,906)  (1,756,631)   (2,251,297)
From net realized gains                     0    (5,422,162)           0             0
                                 ------------- -------------------------- -------------
Total distributions                  (218,449)   (5,463,068)  (1,756,631)   (2,251,297)
                                 ------------- -------------------------- -------------
Capital Share Transactions:
Proceeds from shares sold           3,235,838     6,506,301   18,488,708    56,663,444
Reinvestment of dividends             207,057     5,278,830    1,052,935     1,511,561
Amount paid for repurchase
  of shares                        (2,292,083)  (21,783,348)  (9,166,475)  (17,684,899)
                                 ------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions              1,150,812    (9,998,217)  10,375,168    40,490,106
                                 ------------- -------------------------- -------------
Total increase (decrease) in
  net assets                          906,779   (15,957,108)  11,786,959    41,368,776

Net Assets:
Beginning of period                13,913,066    29,870,174   54,107,023    12,738,247
                                 ------------- -------------------------- -------------
End of period                    $ 14,819,845   $13,913,066 $ 65,893,982  $ 54,107,023
                                 ============= ========================== =============
Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                 $ (182,779)      $ 9,719     $ (3,106)     $ (2,278)
                                 ------------- -------------------------- -------------
Capital Share Transactions:
Shares sold                           251,112       568,123    1,847,770     5,660,049
Shares issued on reinvestment
  of dividends                         16,618       463,934      105,294       157,051
Shares repurchased                   (189,800)   (1,894,926)    (913,527)   (1,573,640)
                                 ------------- -------------------------- -------------
Net increase (decrease) from
  capital transactions                 77,930      (862,869)   1,039,537     4,243,460
                                 ============= ========================== =============

See accompanying notes which are an integral part of the financial statements.

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
                                                                                                 ROULSTON
                                                    ROULSTON EMERGING                          INTERNATIONAL
                                                      GROWTH FUND                                EQUITY FUND
                                         ---------------------------------------    ---------------------------------------
                                          Six Months                                 Six Months
                                           Ended          Year         Period         Ended          Year         Period
                                          4/30/01        Ended         Ended         4/30/01        Ended         Ended
                                         (Unaudited)    10/31/00      10/31/99 (a)  (Unaudited)    10/31/00     10/31/99 (a)
                                         ---------------------------------------    ---------------------------------------
Net Asset Value, beginning of
  period                                    $ 31.38       $ 19.35       $ 10.00        $ 11.47       $ 10.23       $ 10.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                  (0.16)        (0.35)        (0.02)         (0.02)         0.00         (0.01)
Net realized and unrealized gain
  (loss) on investments                      (17.17)        13.19          9.37          (0.53)         1.31          0.24
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations             (17.33)        12.84          9.35          (0.55)         1.31          0.23
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                     0.00          0.00          0.00           0.00         (0.03)         0.00
From realized capital gains                    0.00         (0.81)         0.00          (0.06)        (0.04)         0.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                            0.00         (0.81)         0.00          (0.06)        (0.07)         0.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 14.05       $ 31.38       $ 19.35        $ 10.86       $ 11.47       $ 10.23
                                         ===========   ===========   ===========    ===========   ===========   ===========

Total Return                                 (55.23)%(b)    67.22%        93.30% (b)    (4.78)%(b)    12.74%         2.30% (b)

Ratios/Supplemental Data:
Net Assets, end of period (000)              $12,252       $24,271       $ 3,284        $19,147       $20,863       $ 2,673
Ratio of expenses to average
  net assets
    before reimbursement of
       expenses by Adviser                     1.52% (c)     1.76%        11.54% (c)     1.79% (c)     1.79%        15.24% (c)
    after reimbursement of
       expenses by Adviser                     1.47% (c)     1.75%         1.95% (c)      N/A          1.78%         1.95% (c)
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                     (1.03)%(c)    (1.04)%      (10.46)%(c)    (0.38)%(c)     (0.01)%      (13.86)%(c)
    after reimbursement of
      expenses by Adviser                     (0.98)%(c)    (1.03)%       (0.87)%(c)      N/A           0.01%         (0.57)%(c)
Portfolio turnover                           146.79% (b)   302.63%        79.91% (b)    18.99% (b)     58.37%         51.26% (b)

(a) For the period 7/1/99 (inception) to 10/31/99.
(b) For periods of less than one full year, the total return and portfolio turnover are not annualized.
(c) Annualized

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         ROULSTON GROWTH
                                                                              FUND
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                           Ended          Year          Year           Year          Year          Year
                                          4/30/01        Ended         Ended          Ended         Ended         Ended
                                          (Unaudited)   10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
                                         ----------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                    $ 14.94       $ 12.75       $ 16.45        $ 18.88       $ 15.50       $ 13.55
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                  (0.03)        (0.11)        (0.06)         (0.03)        (0.01)         0.02
Net realized and unrealized gain
  (loss) on investments                       (3.39)         2.78         (1.03)         (1.30)         4.55          2.16
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations              (3.42)         2.67         (1.09)         (1.33)         4.54          2.18
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                     0.00          0.00          0.00           0.00         (0.01)        (0.03)
From realized capital gains                   (1.13)        (0.48)        (2.61)         (1.10)        (1.15)        (0.20)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                           (1.13)        (0.48)        (2.61)         (1.10)        (1.16)        (0.23)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 10.39       $ 14.94       $ 12.75        $ 16.45       $ 18.88       $ 15.50
                                         ===========   ===========   ===========    ===========   ===========   ===========
Total Return                                 (24.30)%(a)   21.56%         (9.18)%        (7.73)%      31.00%        16.28%

Ratios/Supplemental Data:
Net Assets, end of period (000)             $25,640       $33,425       $36,412        $65,387       $77,017      $57,198
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                     1.51% (b)     1.76%         1.57%          1.43%         1.58%        1.69%
    after reimbursement of
      expenses by Adviser                     1.19% (b)     1.38%         1.38%          1.38%         1.38%        1.38%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                    (0.84)%(b)    (1.12)%       (0.44)%        (0.18)%       (0.25)%      (0.16)%
    after reimbursement of
      expenses by Adviser                    (0.53)%(b)    (0.74)%       (0.26)%        (0.13)%       (0.05)%       0.15%
Portfolio turnover                           46.71% (a)    98.87%       121.21%         52.23%        41.16%       58.01%

(a) For periods of less than a full year, the total return and portfolio turnover are not annualized.
(b) Annualized

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
                                                                      ROULSTON GROWTH AND INCOME
                                                                                FUND
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                           Ended          Year          Year           Year          Year          Year
                                          4/30/01        Ended         Ended          Ended         Ended         Ended
                                          (Unaudited)   10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
                                         ----------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                    $ 12.15       $ 14.88       $ 15.89        $ 17.87       $ 14.22       $ 12.29
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                   0.02          0.05          0.01           0.01          0.05          0.13
Net realized and unrealized gain
  (loss) on investments                        0.13          0.10         (0.08)         (0.15)         4.83          2.04
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations               0.15          0.15         (0.07)         (0.14)         4.88          2.17
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                    (0.18)        (0.03)        (0.01)          0.00         (0.09)        (0.14)
From realized capital gains                    0.00         (2.85)        (0.93)         (1.84)        (1.14)        (0.10)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                           (0.18)        (2.88)        (0.94)         (1.84)        (1.23)        (0.24)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 12.12       $ 12.15       $ 14.88        $ 15.89       $ 17.87       $ 14.22
                                         ===========   ===========   ===========    ===========   ===========   ===========
Total Return                                  1.22% (a)     2.28%         (1.07)%        (1.20)%      36.61%        17.77%

Ratios/Supplemental Data:
Net Assets, end of period (000)             $14,820       $13,913       $29,870         $33,047      $30,841       $23,071
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                     1.71% (b)     1.98%         1.61%          1.53%         1.76%         1.83%
    after reimbursement of
      expenses by Adviser                     1.50% (b)     1.50%         1.48%          1.49%         1.50%         1.50%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                     0.16% (b)    (0.06)%       (0.29)%        (0.02)%        0.03%         0.58%
    after reimbursement of
      expenses by Adviser                     0.37% (b)     0.43%         0.04%          0.02%         0.29%         0.91%
Portfolio turnover                           22.03% (a)    95.46%       126.99%         40.43%         42.45%       34.02%

(a) For periods of less than a full year, the total return and portfolio turnover are not annualized.
(b) Annualized

ROULSTON FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
                                                                   ROULSTON GOVERNMENT SECURITIES
                                                                               FUND
                                         ----------------------------------------------------------------------------------
                                          Six Months
                                           Ended          Year          Year           Year          Year          Year
                                          4/30/01        Ended         Ended          Ended         Ended         Ended
                                          (Unaudited)   10/31/00      10/31/99       10/31/98      10/31/97      10/31/96
                                         ----------------------------------------------------------------------------------
Net Asset Value, beginning of
  period                                     $ 9.75        $ 9.74       $ 10.43         $ 9.90        $ 9.75        $ 9.84
                                         -----------   -----------   -----------    -----------   -----------   -----------
Income from Investment
  Operations:
Net investment income (loss)                   0.28          0.54          0.47           0.49          0.49          0.49
Net realized and unrealized gain
  (loss) on investments                        0.25          0.01         (0.69)          0.53          0.15         (0.05)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total from investment operations               0.53          0.55         (0.22)          1.02          0.64          0.44
                                         -----------   -----------   -----------    -----------   -----------   -----------
Less Distributions:
From net investment income                    (0.28)        (0.54)        (0.47)         (0.49)        (0.49)        (0.53)
From realized capital gains                    0.00          0.00          0.00           0.00          0.00          0.00
                                         -----------   -----------   -----------    -----------   -----------   -----------
Total distributions                           (0.28)        (0.54)        (0.47)         (0.49)        (0.49)        (0.53)
                                         -----------   -----------   -----------    -----------   -----------   -----------
Net Asset Value, end of period              $ 10.00        $ 9.75        $ 9.74        $ 10.43        $ 9.90        $ 9.75
                                         ===========   ===========   ===========    ===========   ===========   ===========
Total Return                                  5.48% (a)     5.92%         (2.09)%       10.61%         6.76%         4.58%

Ratios/Supplemental Data:
Net Assets, end of period (000)             $65,894       $54,107       $12,738        $ 5,057       $ 4,411       $ 5,752
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                     0.77% (b)     1.00%         2.34%          2.19%         2.70%         2.05%
    after reimbursement of
      expenses by Adviser                      N/A          0.90%         0.90%          0.90%         0.90%         0.90%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                     5.74% (b)     5.53%         3.38%          3.60%         3.23%         3.78%
    after reimbursement of
      expenses by Adviser                      N/A          5.62%         4.81%          4.89%         5.03%         4.93%
Portfolio turnover                           31.04% (a)   228.10%       837.17%         89.89%        21.01%        21.23%

(a) For periods of less than a full year, the total return and portfolio turnover are not annualized.
(b) Annualized

See accompanying notes which are an integral part of the financial statements.